Employee benefits - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Cost of services	$ (13)	$ (25)	$ (44)
Cost of interest	(476)	(639)	(458)
Settlement	0	364	0
Total	$ (489)	$ (300)	$ (502)